22. Stock-based Compensation (Details - Non-vested options) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options [Member]
Shares
Non-vested shares at beginning of year (in shares)	430,358	559,658	239,370
Granted (in shares)	325,300	268,491	465,211
Vested (in shares)	(100,663)	(45,573)	(61,698)
Forfeited (in shares)	(275,075)	(352,218)	(83,225)
Non-vested shares at end of year (in shares)	379,920	430,358	559,658
Weighted Average Exercise Price Per Share
Non-vested shares at beginning of year (in dollars per share)	$ 46	$ 128	$ 84
Granted (in dollars per share)	4	47	181
Vested (in dollars per share)	43	110	78
Forfeited (in dollars per share)	36	169	164
Non-vested shares at end of year (in dollars per share)	$ 9	$ 46	$ 128
Restricted Stock [Member]
Shares
Non-vested shares at beginning of year (in shares)	4,750	8,778	250
Granted (in shares)	0	0	204,685
Vested (in shares)	(2,187)	(2,778)	(191,273)
Forfeited (in shares)	(1,250)	(1,250)	(4,884)
Non-vested shares at end of year (in shares)	1,313	4,750	8,778
Weighted Average Grant Date Fair Value Per Share
Non-vested shares at beginning of year (in dollars per share)	$ 178	$ 178	$ 75
Granted (in dollars per share)			166
Vested (in dollars per share)	128	178	165
Forfeited (in dollars per share)	177	177	175
Non-vested shares at end of year (in dollars per share)	$ 264	$ 178	$ 178